Accounts Receivable (Details Textual) - Accounts Receivable [Member]	12 Months Ended
Dec. 31, 2015
Casino 1 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage	41.00%
Casino 2 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage	35.00%
Gaming Promoter [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Concentration Risk, Percentage	24.00%